Investments - Unrealized Loss Position Maturities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 76.1	[1]	$ 280.5	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3,950.6	[1]	6,694.1	[1]
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	72.3	[1]	276.8	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3,941.2	[1]	6,677.9	[1]
Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	59.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3,539.9
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	16.7		60.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	402.7		1,000.0
Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	12.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	401.3
Maturing in Less than one Year [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	69.5
Maturing in Less than one Year [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	69.5
Maturing in Less than one Year [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	0
Maturing in One Through Five Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	9.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,105.9
Maturing in One Through Five Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	9.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,055.5
Maturing in One Through Five Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	50.4
Maturing After Five Years Through Ten Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	28.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,332.9
Maturing After Five Years Through Ten Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	23.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,150.2
Maturing After Five Years Through Ten Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	5.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	182.7
Maturing in Greater Than Ten Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	21.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	617.2
Maturing in Greater Than Ten Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	14.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	464.4
Maturing in Greater Than Ten Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	7.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	152.8
Residential Mortgage Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	170.8
Residential Mortgage Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	170.8
Residential Mortgage Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	0
Commercial Mortgage Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	250.5
Commercial Mortgage Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	235.1
Commercial Mortgage Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	15.4
Other Asset-Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	6.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	394.4
Other Asset-Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	6.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	394.4
Other Asset-Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	$ 0

[1]	At December 31, 2014 and 2013, debt and equity securities in an unrealized capital loss position of $16.7 million and $60.3 million, respectively, and with related fair value of $402.7 million and $1.0 billion, respectively, related to experience-rated and discontinued products.